Offerings	Feb. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.900% Notes Due 2030
Amount Registered | shares	780,225,000
Maximum Aggregate Offering Price	$ 779,827,085.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 119,391.53
Offering Note	The amount to be registered has been calculated in U.S. Dollars based upon the Euro to U.S. Dollar exchange rate on February 5, 2025 of EUR1 = $1.0403 as reported on Bloomberg.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.150% Notes Due 2033
Amount Registered | shares	1,144,330,000
Maximum Aggregate Offering Price	$ 1,143,208,556.60
Fee Rate	0.01531%
Amount of Registration Fee	$ 175,025.23
Offering Note	The amount to be registered has been calculated in U.S. Dollars based upon the Euro to U.S. Dollar exchange rate on February 5, 2025 of EUR1 = $1.0403 as reported on Bloomberg.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.450% Notes Due 2037
Amount Registered | shares	936,270,000
Maximum Aggregate Offering Price	$ 933,367,563.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 142,898.57
Offering Note	The amount to be registered has been calculated in U.S. Dollars based upon the Euro to U.S. Dollar exchange rate on February 5, 2025 of EUR1 = $1.0403 as reported on Bloomberg.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.800% Notes Due 2045
Amount Registered | shares	780,225,000
Maximum Aggregate Offering Price	$ 780,006,537.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 119,419.00
Offering Note	The amount to be registered has been calculated in U.S. Dollars based upon the Euro to U.S. Dollar exchange rate on February 5, 2025 of EUR1 = $1.0403 as reported on Bloomberg.